Financial Instruments, Market Risk (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Aug. 31, 2020 USD ($) $ / shares CAD ($)	Aug. 31, 2019 USD ($) $ / shares CAD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2020 EUR (€) CAD ($)	Aug. 31, 2019 EUR (€) CAD ($)
Contracts to Sell at Various Forward Rates [Abstract]
Reclassified from accumulated other comprehensive income to net earnings over the next 12 months		$ (1,100)	$ (744)	$ 972
Foreign Exchange Gains (Losses) on Foreign Exchange Contracts [Abstract]
Gain (losses) on forward exchange contracts		(1,028)	(591)	$ 875
Financial liabilities [Abstract]
Nominal value of outstanding financial liabilities		$ 58,500	61,400
Interest rate risk [Abstract]
Percentage of change in interest rate would not have insignificant impact		1.00%
Short-term investments [Abstract]
Short-term investments		$ 919	2,918
Forecast [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Reclassified from accumulated other comprehensive income to net earnings over the next 12 months	$ 868
Current Assets [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts, assets		1,018	79
Long-Term Assets [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts, assets		569
Other Accounts Receivable [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts, assets		40
Forward exchange contracts recognized in earnings		40
Other Accounts Payable and Accrued Liabilities [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts recognized in earnings			167
Forward exchange contracts, liabilities			167
Current Liabilities [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts, liabilities		110	845
Long-term Liabilities [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts, liabilities			212
Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities		41,238	49,945
Forward Exchange Contracts [Member]
Financial liabilities [Abstract]
Financial liabilities		110	1,057
Cash [Member]
Financial assets [Abstract]
Financial assets		32,818	16,518
Accounts Receivables [Member]
Financial assets [Abstract]
Financial assets		59,328	54,834
Forward Exchange Contracts [Member]
Financial assets [Abstract]
Financial assets		1,587	79
Currency Risk [Member]
Financial assets [Abstract]
Financial assets		43,828	35,982		€ 16,959	€ 9,518
Financial liabilities [Abstract]
Financial liabilities		36,783	23,363		1,693	2,218
Net exposure		7,045	12,619		15,266	7,300
Currency Risk [Member] | Bank Loan [Member]
Financial liabilities [Abstract]
Financial liabilities		22,000	5,000		0	0
Currency Risk [Member] | Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities		8,683	12,563		1,693	2,218
Currency Risk [Member] | Forward Exchange Contracts [Member]
Financial liabilities [Abstract]
Financial liabilities		6,100	5,800		0	0
Currency Risk [Member] | Cash [Member]
Financial assets [Abstract]
Financial assets		10,147	5,531		8,152	3,129
Currency Risk [Member] | Accounts Receivables [Member]
Financial assets [Abstract]
Financial assets		33,681	30,451		€ 8,807	€ 6,389
Indian Rupees [Member] | September 2019 to August 2020 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts			$ 3,500
Weighted average contractual forward rates | $ / shares			71.48
Indian Rupees [Member] | September 2020 to February 2021 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts		$ 1,500
Weighted average contractual forward rates | $ / shares		77.56
US Dollars [Member]
Financial liabilities [Abstract]
Foreign currency comparison rate		1.3041	1.3294		1.3041	1.3294
Canadian Dollars [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts		$ 58,500	$ 61,400
Weighted average contractual forward rates | $ / shares		1.3353	1.3063
Financial liabilities [Abstract]
Percentage of increase (decrease) period-end value Canadian dollars comparison on net loss		10.00%	10.00%
Increase (decrease) period-end value Canadian dollars comparison on net loss		$ 962	$ 1,166
Increase (decrease) period-end value Canadian dollars comparison on net loss per share (in dollars per share) | $ / shares		$ 0.02	$ 0.02
Percentage of increase (decrease) period-end value Canadian dollars comparison on other comprehensive income		10.00%	10.00%
Increase (decrease) period-end value Canadian dollars comparison on other comprehensive loss		$ 3,769	$ 4,072
Canadian Dollars [Member] | September 2019 to August 2020 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts			$ 35,500
Weighted average contractual forward rates | $ / shares			1.3013
Canadian Dollars [Member] | September 2020 to August 2021 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts		$ 36,100	$ 19,900
Weighted average contractual forward rates | $ / shares		1.3283	1.3107
Canadian Dollars [Member] | September 2021 to July 2022 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts			$ 6,000
Weighted average contractual forward rates | $ / shares			1.3216
Canadian Dollars [Member] | September 2021 to August 2022 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts		$ 18,800
Weighted average contractual forward rates | $ / shares		1.3492
Canadian Dollars [Member] | September 2022 to February 2023 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts		$ 3,600
Weighted average contractual forward rates | $ / shares		1.3324
Euro [Member]
Financial liabilities [Abstract]
Foreign currency comparison rate		1.5571	1.4672		1.5571	1.4672
Percentage of increase (decrease) period-end value Canadian dollars comparison on net loss		10.00%	10.00%
Increase (decrease) period-end value Canadian dollars comparison on net loss		$ 1,496	$ 796
Increase (decrease) period-end value Canadian dollars comparison on net loss per share (in dollars per share) | $ / shares		$ 0.03	$ 0.01
Term Deposits [Member] | Indian Rupees [Member]
Short-term investments [Abstract]
Short-term investments		$ 728	$ 2,548
Term Deposits [Member] | Indian Rupees [Member] | Bottom of Range [Member]
Short-term investments [Abstract]
Annual interest rate		3.00%	5.10%
Maturity date		December 31, 2020	September 30, 2019
Term Deposits [Member] | Indian Rupees [Member] | Top of Range [Member]
Short-term investments [Abstract]
Annual interest rate		6.30%	7.00%
Maturity date		February 28, 2023	May 31, 2020
Other [Member]
Short-term investments [Abstract]
Short-term investments		$ 191	$ 370